UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1. 	Name and address of issuer:

     	MORGAN STANLEY INFORMATION FUND


2. 	The name of each series or class of securities for which
	this Form is filed (if the Form is being filed for all
	series and classes of securities of the issuer, check the
	box but do not list series or classes):		X


3. 	Investment Company Act File Number:	811-8916

	Securities Act File Number:		33-87472


4(a).	Last day of fiscal year for which this Form is filed:

	March 31, 2002



4(b).	Check box if this Form is being filed late (i.e., more than
	90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     	Note: 	If the Form is being filed late, interest must be
		paid on the registration fee due.


4(c).	Check box if this is the last time the issuer will be filing
	this Form.


5.    	Calculation of registration fee:

        (i)  	Aggregate sale price of securities sold during the
             	fiscal year pursuant to section 24(f):
		                           $	165,154,028.03

        (ii)  	Aggregate price of securities redeemed or repurchased
		during the fiscal year:
			                $ 462,758,644.12

        (iii)  	Aggregate price of securities redeemed or
              	repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
              	previously used to reduce registration fees payable
              	to the Commission:                   $         0.00

        (iv)  	Total available redemption credits [add Items 5(ii)
		and 5(iii): $	(462,758,644.12)

        (v)  	Net sales - if Item 5(i) is greater than Item 5(iv)
        	[subtract Item 5(iv) from Item 5(i)]:
	                                 $          0.00


        (vi)  	Redemption credits available for use in future years
              	-- if Item 5(i) is less than 5(iv) [subtract Item
             	5(iv) from Item 5(i)]:	 	(297,604,616.09)


        (vii)  	Multiplier for determining registration fee (See
               	Instruction C.9):              x        0.000092

        (viii) 	Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):
			               =     $     0.00

6.    	Prepaid Shares:

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7.    	Interest due - if this Form is being filed more than 90 days after
	the end of the issuer's fiscal year (see Instruction D):
                                         +    $      0.00


8.    	Total of the amount of the registration fee due plus any interest
	due [line 5(viii) plus line 7]:
                                          =   $       0.00


9.    	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:


              Method of Delivery:

                                 Wire Transfer

                                 Mail or other means



SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*	/s/A. Thomas Smith
					A. Thomas Smith


        Date				May 28, 2002



*Please print the name and title of the signing officer below the signature.